Quarterly Holdings Report
for
Fidelity® Small Cap Value Index Fund
March 31, 2022
SVI-NPRT3-0522
1.9896351.102
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	5,183	300,096
ATN International, Inc.	6,756	269,429
Consolidated Communications Holdings, Inc. (a)	46,428	273,925
EchoStar Holding Corp. Class A (a)(b)	23,630	575,154
Globalstar, Inc. (a)	48,998	72,027
IDT Corp. Class B (a)	2,412	82,225
Iridium Communications, Inc. (a)	18,541	747,573
Liberty Latin America Ltd.:
Class A (a)	22,679	219,986
Class C (a)	101,925	977,461
Ooma, Inc. (a)	6,136	91,979
Radius Global Infrastructure, Inc. (a)(b)	46,220	660,022
		4,269,877
Entertainment - 1.3%
AMC Entertainment Holdings, Inc. Class A (a)(b)	328,404	8,091,875
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	3,526	28,173
Cinemark Holdings, Inc. (a)(b)	11,472	198,236
CuriosityStream, Inc. Class A (a)(b)	14,534	42,149
Eros International PLC (a)(b)	9,530	26,589
IMAX Corp. (a)	28,492	539,354
Lions Gate Entertainment Corp.:
Class A (a)(b)	50,145	814,856
Class B (a)	61,242	920,467
Madison Square Garden Entertainment Corp. (a)(b)	16,700	1,391,277
Marcus Corp. (a)(b)	13,962	247,127
		12,300,103
Interactive Media & Services - 0.1%
Cars.com, Inc. (a)	37,475	540,764
Liberty TripAdvisor Holdings, Inc. (a)	12,043	24,688
MediaAlpha, Inc. Class A (a)(b)	1,089	18,023
Outbrain, Inc. (b)	8,514	91,355
Society Pass, Inc. (b)	140	416
TrueCar, Inc. (a)	59,819	236,285
Yelp, Inc. (a)	3,254	110,994
		1,022,525
Media - 1.4%
Advantage Solutions, Inc. Class A (a)(b)	48,381	308,671
AMC Networks, Inc. Class A (a)(b)	8,992	365,345
Audacy, Inc. Class A (a)	74,225	214,510
Boston Omaha Corp. (a)(b)	13,669	346,783
Clear Channel Outdoor Holdings, Inc. (a)	211,948	733,340
comScore, Inc. (a)(b)	43,778	127,394
Daily Journal Corp. (a)(b)	757	236,176
Digital Media Solutions, Inc. Class A (a)(b)	1,510	5,496
E.W. Scripps Co. Class A (a)	36,333	755,363
Emerald Holding, Inc. (a)	15,246	51,836
Entravision Communication Corp. Class A	37,832	242,503
Fluent, Inc. (a)(b)	28,193	58,641
Gannett Co., Inc. (a)(b)	88,808	400,524
Gray Television, Inc.	54,613	1,205,309
Hemisphere Media Group, Inc. (a)	10,220	46,705
iHeartMedia, Inc. (a)	38,700	732,591
Integral Ad Science Holding Corp.	11,033	152,255
John Wiley & Sons, Inc. Class A	27,448	1,455,567
National CineMedia, Inc.	33,931	86,185
Scholastic Corp.	17,546	706,753
Sinclair Broadcast Group, Inc. Class A	24,790	694,616
Stagwell, Inc. (a)(b)	36,264	262,551
Tegna, Inc.	140,611	3,149,686
Thryv Holdings, Inc. (a)	946	26,602
WideOpenWest, Inc. (a)	12,005	209,367
		12,574,769
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)(b)	34,860	664,432
Shenandoah Telecommunications Co.	19,785	466,530
Telephone & Data Systems, Inc.	64,082	1,209,868
U.S. Cellular Corp. (a)	9,290	280,837
		2,621,667
TOTAL COMMUNICATION SERVICES		32,788,941
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.8%
Adient PLC (a)	52,670	2,147,356
American Axle & Manufacturing Holdings, Inc. (a)	35,478	275,309
Cooper-Standard Holding, Inc. (a)	10,924	95,803
Dana, Inc.	43,026	755,967
Modine Manufacturing Co. (a)	27,633	248,973
Motorcar Parts of America, Inc. (a)(b)	11,682	208,290
Standard Motor Products, Inc.	13,276	572,727
Stoneridge, Inc. (a)	13,760	285,658
Tenneco, Inc. (a)	3,723	68,205
The Goodyear Tire & Rubber Co. (a)(b)	176,022	2,515,354
XL Fleet Corp. (Class A) (a)(b)	65,824	130,990
		7,304,632
Automobiles - 0.1%
Canoo, Inc. (a)(b)	36,096	199,250
Fisker, Inc. (a)(b)	8,169	105,380
Lordstown Motors Corp. Class A (a)(b)	89,848	306,382
Workhorse Group, Inc. (a)(b)	88,816	444,080
		1,055,092
Diversified Consumer Services - 1.0%
2U, Inc. (a)	7,432	98,697
Adtalem Global Education, Inc. (a)	31,650	940,322
American Public Education, Inc. (a)	11,857	251,843
Carriage Services, Inc.	8,024	427,920
Coursera, Inc.	46,996	1,082,788
European Wax Center, Inc.	4,482	132,488
Graham Holdings Co.	2,419	1,479,146
Houghton Mifflin Harcourt Co. (a)	4,807	100,995
Laureate Education, Inc. Class A	62,817	744,381
OneSpaWorld Holdings Ltd. (a)	17,358	177,052
Perdoceo Education Corp. (a)	45,461	521,892
PowerSchool Holdings, Inc. (b)	22,282	367,876
Regis Corp. (a)(b)	1,739	3,687
StoneMor, Inc. (a)	20,258	52,873
Strategic Education, Inc.	15,649	1,038,781
Stride, Inc. (a)	25,136	913,191
Udemy, Inc.	7,336	91,407
Vivint Smart Home, Inc. Class A (a)(b)	43,838	296,345
WW International, Inc. (a)	22,858	233,837
		8,955,521
Hotels, Restaurants & Leisure - 0.5%
Biglari Holdings, Inc. (a)	505	73,028
BJ's Restaurants, Inc. (a)	1,054	29,828
Bluegreen Vacations Holding Corp. Class A (a)	9,042	267,372
Carrols Restaurant Group, Inc.	20,631	46,626
Chuy's Holdings, Inc. (a)	6,708	181,116
Dave & Buster's Entertainment, Inc. (a)	15,082	740,526
Denny's Corp. (a)	9,150	130,937
Drive Shack, Inc. (a)(b)	30,654	47,207
El Pollo Loco Holdings, Inc. (a)	11,979	139,196
F45 Training Holdings, Inc.	8,748	93,604
Fiesta Restaurant Group, Inc. (a)	10,903	81,500
First Watch Restaurant Group, Inc. (b)	2,203	28,749
GAN Ltd. (a)(b)	25,227	121,594
Hall of Fame Resort & Entertainment Co. (a)(b)	34,447	38,236
Jack in the Box, Inc.	11,628	1,086,171
Krispy Kreme, Inc. (b)	16,165	240,050
Life Time Group Holdings, Inc. (b)	10,594	154,037
Monarch Casino & Resort, Inc. (a)	1,609	140,353
Nathan's Famous, Inc.	399	21,614
Portillo's, Inc. (b)	4,367	107,254
SeaWorld Entertainment, Inc. (a)	14,502	1,079,529
Sweetgreen, Inc. Class A (b)	2,339	74,825
Target Hospitality Corp. (a)	5,010	30,060
Xponential Fitness, Inc. (b)	3,443	80,704
		5,034,116
Household Durables - 1.4%
Bassett Furniture Industries, Inc.	5,753	95,270
Beazer Homes U.S.A., Inc. (a)	18,364	279,500
Cavco Industries, Inc. (a)	1,716	413,299
Century Communities, Inc.	6,828	365,776
Ethan Allen Interiors, Inc. (b)	14,138	368,578
Flexsteel Industries, Inc.	3,746	72,298
Green Brick Partners, Inc. (a)	14,174	280,078
Hamilton Beach Brands Holding Co. Class A	2,617	30,436
Hooker Furnishings Corp.	6,562	124,284
Hovnanian Enterprises, Inc. Class A (a)	3,341	197,453
iRobot Corp. (a)(b)	1,581	100,235
KB Home	41,386	1,340,079
La-Z-Boy, Inc.	28,051	739,705
Landsea Homes Corp. (a)	6,959	59,499
Legacy Housing Corp. (a)	4,856	104,210
Lifetime Brands, Inc.	7,813	100,319
M.D.C. Holdings, Inc.	26,970	1,020,545
M/I Homes, Inc. (a)	18,387	815,463
Meritage Homes Corp. (a)	22,138	1,753,994
Snap One Holdings Corp. (a)(b)	5,671	83,647
Taylor Morrison Home Corp. (a)	67,167	1,828,286
Traeger, Inc. (a)(b)	13,450	100,068
TRI Pointe Homes, Inc. (a)	64,511	1,295,381
Tupperware Brands Corp. (a)(b)	31,099	604,876
Universal Electronics, Inc. (a)	7,987	249,514
VOXX International Corp. (a)(b)	9,685	96,559
Weber, Inc. (b)	8,863	87,123
		12,606,475
Internet & Direct Marketing Retail - 0.1%
1stDibs.com, Inc. (b)	2,856	22,819
a.k.a. Brands Holding Corp. (b)	2,046	9,043
Groupon, Inc. (a)(b)	2,108	40,537
Lands' End, Inc. (a)(b)	9,059	153,278
Lulu's Fashion Lounge Holdings, Inc.	1,214	8,231
PetMed Express, Inc. (b)	1,652	42,622
Rent the Runway, Inc. Class A (b)	4,341	29,909
Revolve Group, Inc. (a)	8,519	457,385
Xometry, Inc. (b)	3,391	124,619
		888,443
Leisure Products - 0.5%
Acushnet Holdings Corp.	15,511	624,473
American Outdoor Brands, Inc. (a)	8,978	117,881
Callaway Golf Co. (a)(b)	74,014	1,733,408
Escalade, Inc.	4,684	61,829
Genius Brands International, Inc. (a)(b)	180,815	184,431
Johnson Outdoors, Inc. Class A	1,243	96,618
Nautilus, Inc. (a)	13,999	57,676
Solo Brands, Inc. Class A (b)	4,146	35,365
Sturm, Ruger & Co., Inc.	756	52,633
Vista Outdoor, Inc. (a)	35,999	1,284,804
		4,249,118
Multiline Retail - 0.8%
Big Lots, Inc.	19,318	668,403
Dillard's, Inc. Class A	3,458	928,093
Franchise Group, Inc.	15,634	647,717
Macy's, Inc.	191,971	4,676,414
		6,920,627
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A (a)	32,772	1,048,376
Academy Sports & Outdoors, Inc.	50,109	1,974,295
America's Car Mart, Inc. (a)	591	47,611
Barnes & Noble Education, Inc. (a)(b)	28,440	101,815
Bed Bath & Beyond, Inc. (a)	54,778	1,234,148
Big 5 Sporting Goods Corp. (b)	13,196	226,311
CarLotz, Inc. Class A (a)(b)	47,093	64,517
Chico's FAS, Inc. (a)	60,492	290,362
Conn's, Inc. (a)(b)	11,164	172,037
Genesco, Inc. (a)	9,150	582,032
Group 1 Automotive, Inc.	10,577	1,775,138
Guess?, Inc.	22,517	491,996
Haverty Furniture Companies, Inc.	5,773	158,296
Hibbett, Inc.	1,570	69,614
Lazydays Holdings, Inc. (a)(b)	4,862	98,115
LL Flooring Holdings, Inc. (a)(b)	18,256	255,949
MarineMax, Inc. (a)	6,548	263,622
Monro, Inc.	7,977	353,700
Rent-A-Center, Inc.	2,742	69,071
Shift Technologies, Inc. Class A (a)(b)	33,122	72,868
Shoe Carnival, Inc.	1,075	31,347
Signet Jewelers Ltd.	7,521	546,777
Sleep Number Corp. (a)(b)	7,234	366,836
Sonic Automotive, Inc. Class A (sub. vtg.)	13,752	584,598
The Aaron's Co., Inc.	19,649	394,552
The Buckle, Inc.	1,094	36,146
The Cato Corp. Class A (sub. vtg.)	11,716	171,757
The Container Store Group, Inc. (a)	20,128	164,446
The ODP Corp. (a)	29,165	1,336,632
Tilly's, Inc.	14,372	134,522
Torrid Holdings, Inc. (b)	8,586	52,031
TravelCenters of America LLC (a)	7,976	342,649
Urban Outfitters, Inc. (a)	12,822	321,960
Winmark Corp.	1,378	303,160
Zumiez, Inc. (a)(b)	12,369	472,619
		14,609,905
Textiles, Apparel & Luxury Goods - 0.3%
Fossil Group, Inc. (a)	30,306	292,150
G-III Apparel Group Ltd. (a)	28,200	762,810
Movado Group, Inc.	9,981	389,758
Oxford Industries, Inc.	9,423	852,782
Rocky Brands, Inc.	4,181	173,888
Superior Group of Companies, Inc.	5,651	100,870
Unifi, Inc. (a)	8,656	156,674
Vera Bradley, Inc. (a)	16,051	123,111
		2,852,043
TOTAL CONSUMER DISCRETIONARY		64,475,972
CONSUMER STAPLES - 3.0%
Beverages - 0.2%
Duckhorn Portfolio, Inc. (a)	7,833	142,482
MGP Ingredients, Inc.	1,448	123,934
Primo Water Corp.	99,675	1,420,369
Zevia PBC (b)	2,341	10,698
		1,697,483
Food & Staples Retailing - 1.1%
Andersons, Inc.	11,942	600,205
BJ's Wholesale Club Holdings, Inc. (a)	22,115	1,495,195
Chefs' Warehouse Holdings (a)	18,492	602,839
HF Foods Group, Inc. (a)(b)	22,904	152,541
Ingles Markets, Inc. Class A	8,914	793,792
Natural Grocers by Vitamin Cottage, Inc.	5,941	116,444
Performance Food Group Co. (a)	8,706	443,222
PriceSmart, Inc.	14,640	1,154,657
Rite Aid Corp. (a)(b)	35,677	312,174
SpartanNash Co.	22,601	745,607
Sprouts Farmers Market LLC (a)	39,394	1,259,820
United Natural Foods, Inc. (a)	34,401	1,422,481
Village Super Market, Inc. Class A	4,966	121,667
Weis Markets, Inc.	10,284	734,483
		9,955,127
Food Products - 1.1%
B&G Foods, Inc. Class A	40,413	1,090,343
Cal-Maine Foods, Inc.	25,894	1,429,867
Fresh Del Monte Produce, Inc.	20,936	542,452
Hostess Brands, Inc. Class A (a)	87,414	1,917,863
John B. Sanfilippo & Son, Inc.	1,795	149,775
Laird Superfood, Inc. (a)	1,138	4,108
Lancaster Colony Corp.	1,433	213,732
Landec Corp. (a)	15,885	183,948
Limoneira Co.	6,908	101,409
Mission Produce, Inc. (a)	20,610	260,717
Sanderson Farms, Inc.	1,820	341,232
Seneca Foods Corp. Class A (a)	3,676	189,461
Sovos Brands, Inc.	9,814	139,163
The Simply Good Foods Co. (a)	51,190	1,942,661
The Vita Coco Co., Inc. (b)	1,994	17,866
Tootsie Roll Industries, Inc.	9,838	343,936
TreeHouse Foods, Inc. (a)	33,194	1,070,838
Whole Earth Brands, Inc. Class A (a)	23,461	167,981
		10,107,352
Household Products - 0.1%
Central Garden & Pet Co. (a)	9,493	417,312
Central Garden & Pet Co. Class A (non-vtg.) (a)	9,692	395,240
Oil-Dri Corp. of America	3,422	98,040
		910,592
Personal Products - 0.3%
BellRing Brands, Inc. (a)	24,518	565,875
Edgewell Personal Care Co.	34,452	1,263,355
Nature's Sunshine Products, Inc.	7,457	125,427
Newage, Inc. (a)(b)	33,382	19,395
Nu Skin Enterprises, Inc. Class A	17,563	840,916
Revlon, Inc. (a)(b)	4,181	33,741
The Beauty Health Co. (a)	4,719	79,657
The Honest Co., Inc.	16,101	83,886
Thorne HealthTech, Inc. (b)	2,155	13,706
Veru, Inc. (a)(b)	12,146	58,665
		3,084,623
Tobacco - 0.2%
Universal Corp.	15,325	889,923
Vector Group Ltd.	78,612	946,488
		1,836,411
TOTAL CONSUMER STAPLES		27,591,588
ENERGY - 9.5%
Energy Equipment & Services - 1.8%
Archrock, Inc.	85,197	786,368
Bristow Group, Inc. (a)	15,179	562,837
Championx Corp.	105,599	2,585,064
Dril-Quip, Inc. (a)	22,316	833,503
Expro Group Holdings NV (a)	25,481	453,052
Helix Energy Solutions Group, Inc. (a)	90,416	432,188
Helmerich & Payne, Inc.	65,349	2,795,630
Liberty Oilfield Services, Inc. Class A (a)(b)	38,011	563,323
Nabors Industries Ltd. (a)	4,511	688,920
Newpark Resources, Inc. (a)	55,687	203,814
Nextier Oilfield Solutions, Inc. (a)	98,477	909,927
Oceaneering International, Inc. (a)	63,619	964,464
Oil States International, Inc. (a)	37,922	263,558
Patterson-UTI Energy, Inc.	118,476	1,834,008
ProPetro Holding Corp. (a)	55,036	766,651
RPC, Inc. (a)(b)	42,953	458,309
Select Energy Services, Inc. Class A (a)	39,980	342,629
Solaris Oilfield Infrastructure, Inc. Class A	14,151	159,765
TETRA Technologies, Inc. (a)	17,587	72,283
Tidewater, Inc. (a)(b)	26,103	567,479
U.S. Silica Holdings, Inc. (a)	46,783	872,971
		17,116,743
Oil, Gas & Consumable Fuels - 7.7%
Aemetis, Inc. (a)(b)	17,135	217,100
Alto Ingredients, Inc. (a)(b)	45,325	309,117
Antero Resources Corp. (a)	160,086	4,887,426
Arch Resources, Inc. (b)	7,711	1,059,337
Berry Corp.	42,597	439,601
Brigham Minerals, Inc. Class A	28,217	720,944
California Resources Corp.	51,593	2,307,755
Callon Petroleum Co. (a)(b)	4,161	245,832
Centennial Resource Development, Inc. Class A (a)	102,595	827,942
Centrus Energy Corp. Class A (a)(b)	6,157	207,491
Chesapeake Energy Corp. (b)	62,843	5,467,341
Civitas Resources, Inc.	23,635	1,411,246
Clean Energy Fuels Corp. (a)(b)	99,761	792,102
CNX Resources Corp. (a)(b)	127,683	2,645,592
Comstock Resources, Inc. (a)(b)	58,544	763,999
CONSOL Energy, Inc. (a)	21,801	820,372
CVR Energy, Inc.	18,851	481,455
Delek U.S. Holdings, Inc. (a)	41,877	888,630
DHT Holdings, Inc.	89,218	517,464
Dorian LPG Ltd.	16,249	235,448
Earthstone Energy, Inc. (a)(b)	16,740	211,426
Energy Fuels, Inc. (a)(b)	13,715	125,492
Equitrans Midstream Corp.	260,452	2,198,215
Falcon Minerals Corp.	4,556	30,707
Frontline Ltd. (NY Shares) (a)(b)	78,312	689,146
Gevo, Inc. (a)(b)	127,252	595,539
Golar LNG Ltd. (a)	64,475	1,597,691
Green Plains, Inc. (a)	30,450	944,255
HighPeak Energy, Inc.	3,148	69,886
International Seaways, Inc.	29,084	524,675
Kinetik Holdings, Inc. (b)	1,942	126,249
Laredo Petroleum, Inc. (a)	5,836	461,861
Murphy Oil Corp.	93,177	3,763,419
National Energy Services Reunited Corp. (a)	23,823	200,113
Nordic American Tanker Shipping Ltd.	104,538	222,666
Northern Oil & Gas, Inc.	39,063	1,101,186
Oasis Petroleum, Inc.	1,846	270,070
Ovintiv, Inc.	157,561	8,519,307
Par Pacific Holdings, Inc. (a)	4,161	54,176
PBF Energy, Inc. Class A (a)	61,282	1,493,442
PDC Energy, Inc.	62,170	4,518,516
Peabody Energy Corp. (a)	56,520	1,386,436
Range Resources Corp. (a)	152,155	4,622,469
Ranger Oil Corp. (a)	13,516	466,707
Renewable Energy Group, Inc. (a)	28,455	1,725,796
Rex American Resources Corp. (a)	3,349	333,560
Riley Exploration Permian, Inc. (b)	5,868	147,169
Scorpio Tankers, Inc.	31,081	664,512
SFL Corp. Ltd.	78,380	797,908
SM Energy Co.	76,313	2,972,391
Talos Energy, Inc. (a)	19,667	310,542
Teekay Corp. (a)	42,480	134,662
Teekay Tankers Ltd. (a)(b)	14,658	202,867
Ur-Energy, Inc. (a)	8,514	13,622
W&T Offshore, Inc. (a)(b)	58,764	224,478
Whiting Petroleum Corp.	25,057	2,042,396
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	810	16,605
warrants 9/1/25 (a)	405	6,039
World Fuel Services Corp.	39,566	1,069,865
		70,102,255
TOTAL ENERGY		87,218,998
FINANCIALS - 25.3%
Banks - 15.1%
1st Source Corp.	10,417	481,786
Allegiance Bancshares, Inc.	12,037	537,813
Amalgamated Financial Corp.	8,829	158,657
Amerant Bancorp, Inc. Class A	16,608	524,647
American National Bankshares, Inc.	6,467	243,677
Ameris Bancorp	42,591	1,868,893
Arrow Financial Corp.	8,901	288,570
Associated Banc-Corp.	94,180	2,143,537
Atlantic Union Bankshares Corp.	47,873	1,756,460
Banc of California, Inc.	34,893	675,528
BancFirst Corp.	10,875	904,909
Bancorp, Inc., Delaware (a)	33,592	951,661
Bank First National Corp.	4,138	297,895
Bank of Marin Bancorp	9,629	337,689
BankUnited, Inc.	54,344	2,388,962
Banner Corp.	21,714	1,270,920
Bar Harbor Bankshares	9,618	275,267
Berkshire Hills Bancorp, Inc.	30,844	893,551
Blue Ridge Bankshares, Inc.	11,502	174,485
Brookline Bancorp, Inc., Delaware	48,214	762,745
Business First Bancshares, Inc.	12,377	301,132
Byline Bancorp, Inc.	15,687	418,529
Cadence Bank	97,232	2,845,008
Cambridge Bancorp	4,338	368,730
Camden National Corp.	9,095	427,829
Capital Bancorp, Inc.	5,114	116,906
Capital City Bank Group, Inc.	8,316	219,210
Capstar Financial Holdings, Inc.	13,083	275,790
Carter Bankshares, Inc. (a)	16,555	287,560
Cathay General Bancorp	46,399	2,076,355
CBTX, Inc.	11,600	359,600
Central Pacific Financial Corp.	16,991	474,049
Citizens & Northern Corp.	9,706	236,632
City Holding Co.	9,446	743,400
Civista Bancshares, Inc.	9,115	219,672
CNB Financial Corp., Pennsylvania	10,284	270,675
Coastal Financial Corp. of Washington (a)	2,068	94,611
Columbia Banking Systems, Inc.	49,887	1,609,853
Community Bank System, Inc.	33,971	2,383,066
Community Trust Bancorp, Inc.	9,558	393,790
ConnectOne Bancorp, Inc.	23,695	758,477
CrossFirst Bankshares, Inc. (a)	14,951	235,628
Customers Bancorp, Inc. (a)	17,837	930,021
CVB Financial Corp.	86,845	2,015,672
Dime Community Bancshares, Inc. (b)	21,839	754,974
Eagle Bancorp, Inc.	20,044	1,142,708
Eastern Bankshares, Inc.	85,827	1,848,714
Enterprise Bancorp, Inc.	5,833	234,020
Enterprise Financial Services Corp.	22,147	1,047,775
Equity Bancshares, Inc.	8,572	276,961
Farmers National Banc Corp.	19,305	329,343
FB Financial Corp.	19,751	877,339
Fidelity D & D Bancorp, Inc.	2,595	120,486
Financial Institutions, Inc.	9,675	291,508
First Bancorp, North Carolina	22,077	922,156
First Bancorp, Puerto Rico	127,189	1,668,720
First Bancshares, Inc.	12,978	436,839
First Bank Hamilton New Jersey	9,579	136,213
First Busey Corp.	31,983	810,449
First Commonwealth Financial Corp.	59,702	905,082
First Community Bankshares, Inc.	10,486	295,810
First Financial Bancorp, Ohio	58,980	1,359,489
First Financial Bankshares, Inc.	6,476	285,721
First Financial Corp., Indiana	6,904	298,805
First Foundation, Inc.	32,326	785,199
First Internet Bancorp	5,852	251,695
First Interstate Bancsystem, Inc.	55,900	2,055,443
First Merchants Corp.	36,463	1,516,861
First Mid-Illinois Bancshares, Inc.	10,521	404,953
First of Long Island Corp.	13,486	262,438
Five Star Bancorp	4,848	137,198
Flushing Financial Corp.	18,183	406,390
Fulton Financial Corp.	100,589	1,671,789
German American Bancorp, Inc.	15,723	597,317
Glacier Bancorp, Inc.	62,272	3,131,036
Great Southern Bancorp, Inc.	6,227	367,455
Guaranty Bancshares, Inc. Texas	4,963	173,705
Hancock Whitney Corp.	55,303	2,884,051
Hanmi Financial Corp.	19,442	478,468
HarborOne Bancorp, Inc.	29,731	416,829
HBT Financial, Inc.	6,232	113,298
Heartland Financial U.S.A., Inc.	25,617	1,225,261
Heritage Commerce Corp.	37,711	424,249
Heritage Financial Corp., Washington	21,985	550,944
Hilltop Holdings, Inc.	38,950	1,145,130
Home Bancshares, Inc.	97,250	2,197,850
HomeStreet, Inc.	12,385	586,801
HomeTrust Bancshares, Inc.	9,327	275,426
Hope Bancorp, Inc.	72,594	1,167,312
Horizon Bancorp, Inc. Indiana	27,264	509,019
Independent Bank Corp.	29,255	2,389,841
Independent Bank Corp.	12,539	275,858
Independent Bank Group, Inc.	23,732	1,688,769
International Bancshares Corp.	34,091	1,438,981
Investors Bancorp, Inc.	93,176	1,391,118
Lakeland Bancorp, Inc.	39,161	653,989
Lakeland Financial Corp.	14,473	1,056,529
Macatawa Bank Corp.	15,792	142,286
Mercantile Bank Corp.	9,565	338,792
Meta Financial Group, Inc.	13,508	741,859
Metrocity Bankshares, Inc.	9,522	223,577
Metropolitan Bank Holding Corp. (a)	6,113	622,120
Mid Penn Bancorp, Inc.	8,942	239,735
Midland States Bancorp, Inc.	13,274	383,088
MidWestOne Financial Group, Inc.	9,061	299,919
MVB Financial Corp.	6,558	272,157
National Bank Holdings Corp.	18,378	740,266
NBT Bancorp, Inc.	26,558	959,541
Nicolet Bankshares, Inc. (a)	7,716	721,986
Northrim Bancorp, Inc.	3,600	156,852
Northwest Bancshares, Inc.	76,452	1,032,867
OceanFirst Financial Corp.	36,956	742,816
OFG Bancorp	31,513	839,506
Old National Bancorp, Indiana	187,862	3,077,180
Old Second Bancorp, Inc.	17,577	255,042
Origin Bancorp, Inc.	11,779	498,134
Orrstown Financial Services, Inc.	6,875	157,644
Pacific Premier Bancorp, Inc.	50,894	1,799,103
Park National Corp.	9,211	1,210,141
Peapack-Gladstone Financial Corp.	11,141	387,150
Peoples Bancorp, Inc.	15,901	497,860
Peoples Financial Services Corp.	4,457	224,989
Preferred Bank, Los Angeles	8,700	644,583
Premier Financial Corp.	23,128	701,472
Primis Financial Corp.	14,712	205,674
QCR Holdings, Inc.	10,540	596,459
RBB Bancorp	7,895	185,454
Red River Bancshares, Inc.	2,723	144,074
Renasant Corp.	34,807	1,164,294
Republic Bancorp, Inc., Kentucky Class A	5,738	257,866
Republic First Bancorp, Inc. (a)(b)	28,084	144,913
S&T Bancorp, Inc.	24,415	722,196
Sandy Spring Bancorp, Inc.	28,338	1,272,943
Seacoast Banking Corp., Florida	34,927	1,223,144
ServisFirst Bancshares, Inc.	5,376	512,279
Sierra Bancorp	8,671	216,602
Simmons First National Corp. Class A	70,582	1,850,660
SmartFinancial, Inc.	8,945	228,813
South Plains Financial, Inc.	6,439	171,149
Southern First Bancshares, Inc. (a)	3,145	159,892
Southside Bancshares, Inc.	19,721	805,208
Southstate Corp.	49,262	4,019,287
Spirit of Texas Bancshares, Inc.	8,218	215,969
Stock Yards Bancorp, Inc.	12,768	675,427
Summit Financial Group, Inc.	7,054	180,512
Texas Capital Bancshares, Inc. (a)	20,005	1,146,487
The Bank of NT Butterfield & Son Ltd.	32,076	1,150,887
The First Bancorp, Inc.	6,450	194,016
Third Coast Bancshares, Inc.	2,493	57,588
Tompkins Financial Corp.	8,875	694,646
TowneBank	42,835	1,282,480
Trico Bancshares	17,437	698,003
TriState Capital Holdings, Inc. (a)	18,814	625,189
Triumph Bancorp, Inc. (a)	1,094	102,858
Trustmark Corp.	38,840	1,180,348
UMB Financial Corp.	28,096	2,729,807
United Bankshares, Inc., West Virginia	84,222	2,937,663
United Community Bank, Inc.	66,866	2,326,937
Univest Corp. of Pennsylvania	18,163	486,042
Valley National Bancorp	256,833	3,343,966
Veritex Holdings, Inc.	26,203	1,000,169
Washington Trust Bancorp, Inc.	10,672	560,280
WesBanco, Inc.	38,177	1,311,762
West Bancorp., Inc.	8,228	223,884
Westamerica Bancorp.	16,533	1,000,247
		137,590,900
Capital Markets - 1.1%
Assetmark Financial Holdings, Inc. (a)	11,760	261,660
Associated Capital Group, Inc.	962	40,317
B. Riley Financial, Inc.	12,993	908,990
BGC Partners, Inc. Class A	200,962	884,233
Blucora, Inc. (a)(b)	19,322	377,745
Cowen Group, Inc. Class A	16,912	458,315
Diamond Hill Investment Group, Inc.	1,903	356,432
Donnelley Financial Solutions, Inc. (a)	17,786	591,562
Federated Hermes, Inc.	59,179	2,015,637
GCM Grosvenor, Inc. Class A	3,733	36,247
Houlihan Lokey	4,248	372,974
Moelis & Co. Class A	17,812	836,273
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,866	255,640
Piper Jaffray Companies	11,229	1,473,806
PJT Partners, Inc.	2,433	153,571
Sculptor Capital Management, Inc. Class A	14,159	197,235
StoneX Group, Inc. (a)	9,877	733,170
Value Line, Inc.	42	2,814
WisdomTree Investments, Inc.	21,374	125,465
		10,082,086
Consumer Finance - 1.2%
Encore Capital Group, Inc. (a)	15,591	978,023
Enova International, Inc. (a)	23,267	883,448
EZCORP, Inc. (non-vtg.) Class A (a)	31,486	190,175
FirstCash Holdings, Inc.	23,492	1,652,427
Green Dot Corp. Class A (a)	30,956	850,671
LendingClub Corp. (a)	64,409	1,016,374
Navient Corp.	95,726	1,631,171
Nelnet, Inc. Class A	10,641	904,379
Oportun Financial Corp. (a)	13,238	190,098
PRA Group, Inc. (a)	27,305	1,230,909
PROG Holdings, Inc. (a)	30,465	876,478
Regional Management Corp.	2,934	142,504
World Acceptance Corp. (a)(b)	2,706	519,119
		11,065,776
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	5,744	444,241
Alerus Financial Corp.	9,998	276,345
Banco Latinoamericano de Comercio Exterior SA Series E	18,663	290,770
Cannae Holdings, Inc. (a)	54,502	1,303,688
		2,315,044
Insurance - 2.5%
AMBAC Financial Group, Inc. (a)	28,397	295,329
American Equity Investment Life Holding Co.	52,648	2,101,182
American National Group, Inc.	4,687	886,265
Amerisafe, Inc.	12,061	599,070
Argo Group International Holdings, Ltd.	20,265	836,539
Bright Health Group, Inc. (b)	49,225	95,004
Citizens, Inc. Class A (a)(b)	30,784	130,524
CNO Financial Group, Inc.	76,199	1,911,833
Crawford & Co. Class A	10,080	76,205
Donegal Group, Inc. Class A	9,031	121,106
eHealth, Inc. (a)	10,881	135,033
Employers Holdings, Inc.	17,644	723,757
Enstar Group Ltd. (a)	7,870	2,055,251
Genworth Financial, Inc. Class A (a)	322,356	1,218,506
Goosehead Insurance	9,844	773,443
Greenlight Capital Re, Ltd. (a)	16,922	119,639
HCI Group, Inc.	3,583	244,289
Heritage Insurance Holdings, Inc.	14,307	102,152
Horace Mann Educators Corp.	26,374	1,103,224
Investors Title Co.	713	144,889
James River Group Holdings Ltd.	19,595	484,780
Maiden Holdings Ltd. (a)(b)	42,333	102,023
MBIA, Inc. (a)(b)	30,325	466,702
MetroMile, Inc. (a)	73,757	97,359
National Western Life Group, Inc.	1,592	334,957
NI Holdings, Inc. (a)	5,467	92,720
ProAssurance Corp.	34,310	922,253
RLI Corp.	2,056	227,455
Safety Insurance Group, Inc.	9,061	823,192
Selective Insurance Group, Inc.	38,009	3,396,484
Siriuspoint Ltd. (a)	55,900	418,132
Stewart Information Services Corp.	17,100	1,036,431
Tiptree, Inc.	15,312	196,759
Trean Insurance Group, Inc. (a)	12,033	56,435
United Fire Group, Inc.	13,241	411,398
United Insurance Holdings Corp.	12,379	40,974
Universal Insurance Holdings, Inc.	16,733	225,728
		23,007,022
Mortgage Real Estate Investment Trusts - 2.4%
Angel Oak Mortgage, Inc. (b)	6,855	112,491
Apollo Commercial Real Estate Finance, Inc.	90,598	1,262,030
Arbor Realty Trust, Inc.	92,454	1,577,265
Ares Commercial Real Estate Corp.	28,527	442,739
Armour Residential REIT, Inc.	55,578	466,855
Blackstone Mortgage Trust, Inc.	101,354	3,222,044
BrightSpire Capital, Inc.	53,531	495,162
Broadmark Realty Capital, Inc.	86,345	746,884
Chimera Investment Corp.	150,246	1,808,962
Dynex Capital, Inc.	23,515	380,943
Ellington Financial LLC	34,995	621,161
Franklin BSP Realty Trust, Inc.	22,454	313,907
Granite Point Mortgage Trust, Inc.	34,000	378,080
Great Ajax Corp.	13,785	161,698
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46,289	2,195,487
Invesco Mortgage Capital, Inc.	199,474	454,801
KKR Real Estate Finance Trust, Inc.	22,889	471,742
Ladder Capital Corp. Class A	72,762	863,685
MFA Financial, Inc.	279,397	1,125,970
New York Mortgage Trust, Inc.	243,004	886,965
Orchid Island Capital, Inc.	87,184	283,348
PennyMac Mortgage Investment Trust	49,868	842,271
Ready Capital Corp.	44,143	664,794
Redwood Trust, Inc.	73,671	775,756
TPG RE Finance Trust, Inc.	38,423	453,776
Two Harbors Investment Corp.	219,303	1,212,746
		22,221,562
Thrifts & Mortgage Finance - 2.7%
Axos Financial, Inc. (a)	32,910	1,526,695
Blue Foundry Bancorp (b)	16,016	217,017
Bridgewater Bancshares, Inc. (a)	10,648	177,609
Capitol Federal Financial, Inc.	81,904	891,116
Columbia Financial, Inc. (a)	15,860	341,149
Enact Holdings, Inc.	9,472	210,752
Essent Group Ltd.	69,645	2,870,070
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	5,730	621,590
Finance of America Companies, Inc. (a)	11,613	35,304
Flagstar Bancorp, Inc.	33,226	1,408,782
FS Bancorp, Inc.	4,543	140,833
Hingham Institution for Savings	881	302,359
Home Bancorp, Inc.	4,612	188,123
Home Point Capital, Inc.	4,680	14,555
Kearny Financial Corp.	29,420	378,930
Luther Burbank Corp.	9,723	129,219
Merchants Bancorp	9,604	262,958
Mr. Cooper Group, Inc. (a)	39,301	1,794,877
NMI Holdings, Inc. (a)	50,719	1,045,826
Northfield Bancorp, Inc.	27,528	395,302
Ocwen Financial Corp. (a)	5,194	123,409
PCSB Financial Corp.	7,747	148,045
PennyMac Financial Services, Inc.	19,143	1,018,408
Pioneer Bancorp, Inc. (a)	6,857	72,136
Provident Bancorp, Inc.	9,567	155,177
Provident Financial Services, Inc.	47,905	1,120,977
Radian Group, Inc.	114,267	2,537,870
Southern Missouri Bancorp, Inc.	4,849	242,208
Trustco Bank Corp., New York	11,718	374,156
Velocity Financial, Inc. (a)	5,190	56,779
Walker & Dunlop, Inc.	16,771	2,170,503
Washington Federal, Inc.	41,040	1,346,933
Waterstone Financial, Inc.	12,240	236,722
WSFS Financial Corp.	41,507	1,935,056
		24,491,445
TOTAL FINANCIALS		230,773,835
HEALTH CARE - 8.8%
Biotechnology - 4.1%
2seventy bio, Inc. (a)	15,070	257,094
4D Molecular Therapeutics, Inc. (a)(b)	15,733	237,883
89Bio, Inc. (a)	5,765	21,734
Acumen Pharmaceuticals, Inc. (b)	7,460	29,169
Adagio Therapeutics, Inc. (b)	15,767	71,898
Adicet Bio, Inc. (a)(b)	16,417	327,847
Adverum Biotechnologies, Inc. (a)	54,332	71,175
Aeglea BioTherapeutics, Inc. (a)	24,329	55,957
Aerovate Therapeutics, Inc.	3,556	65,181
Agios Pharmaceuticals, Inc. (a)(b)	34,190	995,271
Akebia Therapeutics, Inc. (a)(b)	63,014	45,238
Akero Therapeutics, Inc. (a)(b)	4,507	63,954
Akouos, Inc. (a)(b)	14,961	71,065
Albireo Pharma, Inc. (a)(b)	2,315	69,056
Allogene Therapeutics, Inc. (a)(b)	25,479	232,114
Altimmune, Inc. (a)	24,620	149,936
AnaptysBio, Inc. (a)(b)	12,286	303,956
Anika Therapeutics, Inc. (a)	8,920	223,981
Annexon, Inc. (a)(b)	20,361	55,586
Applied Therapeutics, Inc. (a)	2,512	5,300
AquaBounty Technologies, Inc. (a)(b)	28,542	53,374
Arbutus Biopharma Corp. (a)(b)	53,144	158,369
Arcellx, Inc.	2,331	32,681
Arcturus Therapeutics Holdings, Inc. (a)(b)	13,484	363,529
Arcus Biosciences, Inc. (a)(b)	28,699	905,740
Arcutis Biotherapeutics, Inc. (a)	15,766	303,653
Ardelyx, Inc. (a)	16,250	17,388
Atara Biotherapeutics, Inc. (a)	50,287	467,166
Athenex, Inc. (a)	22,693	18,824
Athersys, Inc. (a)(b)	19,604	11,870
Atossa Therapeutics, Inc. (a)	70,117	87,646
Atreca, Inc. (a)(b)	15,793	50,064
Aura Biosciences, Inc.	1,550	34,100
Avalo Therapeutics, Inc. (a)	1,370	993
Avid Bioservices, Inc. (a)	2,433	49,560
Avidity Biosciences, Inc. (a)(b)	19,782	365,374
AVROBIO, Inc. (a)	23,142	30,547
BioCryst Pharmaceuticals, Inc. (a)(b)	103,047	1,675,544
Biohaven Pharmaceutical Holding Co. Ltd. (a)	11,732	1,391,063
Black Diamond Therapeutics, Inc. (a)(b)	13,319	36,894
bluebird bio, Inc. (a)(b)	41,904	203,234
Blueprint Medicines Corp. (a)	2,440	155,867
Bolt Biotherapeutics, Inc. (a)(b)	14,314	39,220
BridgeBio Pharma, Inc. (a)(b)	21,880	222,082
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	2,972	6,093
Cardiff Oncology, Inc. (a)(b)	23,982	59,475
Caribou Biosciences, Inc.	13,468	123,636
Catalyst Pharmaceutical Partners, Inc. (a)	61,848	512,720
Cel-Sci Corp. (a)	3,626	14,250
Celldex Therapeutics, Inc. (a)	6,182	210,559
Century Therapeutics, Inc. (b)	4,870	61,313
ChemoCentryx, Inc. (a)	32,286	809,410
Chimerix, Inc. (a)	13,550	62,059
Chinook Therapeutics, Inc. (a)	25,305	413,990
Chinook Therapeutics, Inc. rights (a)(c)	488	24
Clene, Inc. (a)(b)	4,782	18,841
Cogent Biosciences, Inc. (a)(b)	16,845	126,169
Crinetics Pharmaceuticals, Inc. (a)	4,085	89,666
Cullinan Oncology, Inc. (a)	15,123	158,338
Curis, Inc. (a)	7,216	17,174
Cyteir Therapeutics, Inc. (b)	4,913	18,522
Cytokinetics, Inc. (a)(b)	3,564	131,191
CytomX Therapeutics, Inc. (a)	7,170	19,144
Day One Biopharmaceuticals, Inc. (a)(b)	5,834	57,873
Deciphera Pharmaceuticals, Inc. (a)	3,750	34,763
Design Therapeutics, Inc. (a)(b)	7,017	113,325
Dyne Therapeutics, Inc. (a)	18,981	182,977
Eagle Pharmaceuticals, Inc. (a)	3,925	194,248
Eiger Biopharmaceuticals, Inc. (a)(b)	20,265	168,200
Eliem Therapeutics, Inc.	1,531	12,845
Emergent BioSolutions, Inc. (a)	31,283	1,284,480
Enanta Pharmaceuticals, Inc. (a)	11,129	792,162
Entrada Therapeutics, Inc. (b)	2,747	25,794
Erasca, Inc.	16,774	144,256
Exagen, Inc. (a)(b)	4,380	35,171
FibroGen, Inc. (a)	4,732	56,879
Finch Therapeutics Group, Inc. (a)	4,366	21,961
Foghorn Therapeutics, Inc. (a)(b)	11,192	170,454
Forma Therapeutics Holdings, Inc. (a)	20,794	193,384
Frequency Therapeutics, Inc. (a)	20,932	44,376
G1 Therapeutics, Inc. (a)(b)	10,607	80,613
Gemini Therapeutics, Inc. (a)(b)	11,873	16,503
Generation Bio Co. (a)(b)	1,342	9,850
Geron Corp. (a)(b)	195,728	266,190
Gossamer Bio, Inc. (a)(b)	38,475	333,963
Graphite Bio, Inc. (b)	8,446	43,075
Gritstone Bio, Inc. (a)(b)	27,366	112,748
Homology Medicines, Inc. (a)	27,499	83,597
Hookipa Pharma, Inc. (a)(b)	3,854	8,787
iBio, Inc. (a)(b)	133,238	57,053
Icosavax, Inc. (a)	6,371	44,852
Ideaya Biosciences, Inc. (a)(b)	15,846	177,317
Imago BioSciences, Inc. (b)	5,277	101,688
Immuneering Corp. (b)	5,058	32,725
Immunic, Inc. (a)(b)	11,714	132,368
ImmunityBio, Inc. (a)(b)	38,680	216,995
ImmunoGen, Inc. (a)	62,609	298,019
Immunovant, Inc. (a)(b)	9,144	50,383
Impel Neuropharma, Inc. (a)(b)	1,368	8,714
Infinity Pharmaceuticals, Inc. (a)	5,532	6,306
Inovio Pharmaceuticals, Inc. (a)(b)	130,639	468,994
Inozyme Pharma, Inc. (a)	8,865	36,258
Instil Bio, Inc. (a)(b)	18,434	198,166
iTeos Therapeutics, Inc. (a)	12,848	413,449
Iveric Bio, Inc. (a)	58,713	988,140
Janux Therapeutics, Inc. (b)	4,960	71,126
Jounce Therapeutics, Inc. (a)	20,528	139,385
Kezar Life Sciences, Inc. (a)(b)	23,864	396,620
Kiniksa Pharmaceuticals Ltd. (a)	10,147	100,861
Kinnate Biopharma, Inc. (a)	15,806	177,976
Kronos Bio, Inc. (a)(b)	21,557	155,857
Krystal Biotech, Inc. (a)(b)	8,163	543,166
Kura Oncology, Inc. (a)	40,103	644,856
Lexicon Pharmaceuticals, Inc. (a)(b)	28,244	59,030
Ligand Pharmaceuticals, Inc. Class B (a)(b)	8,456	951,215
Lineage Cell Therapeutics, Inc. (a)(b)	81,372	125,313
Lyell Immunopharma, Inc. (b)	38,852	196,203
Macrogenics, Inc. (a)	3,016	26,571
Magenta Therapeutics, Inc. (a)(b)	1,501	4,353
MannKind Corp. (a)(b)	139,884	514,773
MeiraGTx Holdings PLC (a)	17,771	246,128
Mersana Therapeutics, Inc. (a)(b)	13,059	52,105
MiMedx Group, Inc. (a)(b)	23,390	110,167
MiNK Therapeutics, Inc. (b)	556	1,251
Mirum Pharmaceuticals, Inc. (a)	1,029	22,659
Monte Rosa Therapeutics, Inc.	7,682	107,702
Mustang Bio, Inc. (a)	45,692	46,149
Myriad Genetics, Inc. (a)	50,684	1,277,237
Neoleukin Therapeutics, Inc. (a)	17,008	31,975
Neximmune, Inc. (a)(b)	2,887	12,154
Nkarta, Inc. (a)(b)	8,687	98,858
Nurix Therapeutics, Inc. (a)	1,718	24,069
Nuvalent, Inc. Class A (a)(b)	5,060	70,283
Olema Pharmaceuticals, Inc. (a)(b)	8,881	37,833
Omega Therapeutics, Inc. (a)	5,847	36,485
OncoCyte Corp. (a)	12,391	18,463
Oncorus, Inc. (a)	12,393	22,060
Oncternal Therapeutics, Inc. (a)(b)	29,927	41,599
Opko Health, Inc. (a)(b)	255,950	880,468
ORIC Pharmaceuticals, Inc. (a)	16,634	88,826
Oyster Point Pharma, Inc. (a)(b)	6,598	76,801
Passage Bio, Inc. (a)	22,724	70,444
Portage Biotech, Inc. (a)(b)	2,412	15,847
Poseida Therapeutics, Inc. (a)	17,457	78,207
Praxis Precision Medicines, Inc. (a)(b)	19,168	195,705
Precigen, Inc. (a)(b)	11,169	23,567
Prometheus Biosciences, Inc. (a)	16,668	629,384
Prothena Corp. PLC (a)	5,312	194,260
Pyxis Oncology, Inc.	2,495	10,080
Rallybio Corp. (a)(b)	4,763	33,246
Recursion Pharmaceuticals, Inc. (a)(b)	23,818	170,537
REGENXBIO, Inc. (a)	11,967	397,185
Relay Therapeutics, Inc. (a)(b)	5,332	159,587
Reneo Pharmaceuticals, Inc. (a)	2,547	7,488
Replimune Group, Inc. (a)	5,530	93,899
Revolution Medicines, Inc. (a)(b)	32,303	824,050
Rhythm Pharmaceuticals, Inc. (a)	27,598	317,929
Sana Biotechnology, Inc. (a)(b)	3,348	27,654
Sangamo Therapeutics, Inc. (a)	8,462	49,164
Scholar Rock Holding Corp. (a)(b)	2,936	37,845
Selecta Biosciences, Inc. (a)(b)	55,034	67,692
Sensei Biotherapeutics, Inc. (a)	13,236	30,575
Sera Prognostics, Inc.	2,054	7,785
Shattuck Labs, Inc. (a)	2,312	9,849
Sigilon Therapeutics, Inc. (a)	8,604	12,648
Silverback Therapeutics, Inc. (a)	12,031	42,229
Solid Biosciences, Inc. (a)(b)	37,254	44,705
Sorrento Therapeutics, Inc. (a)(b)	18,719	43,615
Spero Therapeutics, Inc. (a)(b)	1,131	9,840
Spruce Biosciences, Inc. (a)(b)	4,929	9,907
SQZ Biotechnologies Co. (a)(b)	14,884	71,592
Surface Oncology, Inc. (a)(b)	21,939	64,501
Sutro Biopharma, Inc. (a)(b)	25,023	205,689
Syndax Pharmaceuticals, Inc. (a)(b)	23,656	411,141
Syros Pharmaceuticals, Inc. (a)	19,763	23,518
Talaris Therapeutics, Inc. (a)	4,641	45,667
Taysha Gene Therapies, Inc. (a)(b)	2,851	18,589
TCR2 Therapeutics, Inc. (a)	18,456	50,939
Tenaya Therapeutics, Inc. (a)(b)	7,563	89,092
TONIX Pharmaceuticals Holding (a)	308,967	71,124
Travere Therapeutics, Inc. (a)	34,871	898,626
Trevena, Inc. (a)(b)	69,144	38,022
Turning Point Therapeutics, Inc. (a)	25,877	694,797
Tyra Biosciences, Inc. (b)	3,188	34,112
UroGen Pharma Ltd. (a)(b)	3,441	29,971
Vanda Pharmaceuticals, Inc. (a)	34,662	392,027
Vaxart, Inc. (a)(b)	6,762	34,080
Vaxcyte, Inc. (a)(b)	19,125	461,869
VBI Vaccines, Inc. (a)	15,282	25,368
Vera Therapeutics, Inc. (a)	3,566	83,765
Veracyte, Inc. (a)(b)	43,445	1,197,779
Verve Therapeutics, Inc.	9,829	224,298
Vigil Neuroscience, Inc.	1,716	12,063
Viking Therapeutics, Inc. (a)(b)	45,541	136,623
Viracta Therapeutics, Inc. (a)(b)	18,037	85,856
VistaGen Therapeutics, Inc. (a)	23,580	29,239
Vor Biopharma, Inc. (a)(b)	10,360	62,574
Werewolf Therapeutics, Inc. (a)	5,869	25,824
Xbiotech, Inc.	10,154	87,731
Xilio Therapeutics, Inc. (b)	1,951	13,794
XOMA Corp. (a)(b)	3,491	97,678
		37,344,100
Health Care Equipment & Supplies - 1.2%
Alphatec Holdings, Inc. (a)(b)	3,764	43,286
Angiodynamics, Inc. (a)	23,745	511,467
Artivion, Inc. (a)	3,003	64,204
Asensus Surgical, Inc. (a)(b)	103,329	64,767
Avanos Medical, Inc. (a)	30,753	1,030,226
Bioventus, Inc. (a)	5,391	76,013
Cue Health, Inc. (b)	3,872	24,974
CVRx, Inc.	1,526	9,141
DarioHealth Corp. (a)(b)	9,658	56,403
Haemonetics Corp. (a)	10,192	644,338
Integer Holdings Corp. (a)	20,917	1,685,283
Invacare Corp. (a)	20,236	28,533
Lantheus Holdings, Inc. (a)	36,618	2,025,342
LivaNova PLC (a)	6,645	543,760
Lucid Diagnostics, Inc. (b)	2,617	8,793
Meridian Bioscience, Inc. (a)	24,121	626,181
Merit Medical Systems, Inc. (a)	3,621	240,869
Mesa Laboratories, Inc. (b)	3,165	806,695
Natus Medical, Inc. (a)	21,618	568,121
Neogen Corp. (a)	4,221	130,176
Neuronetics, Inc. (a)	1,331	4,033
OraSure Technologies, Inc. (a)	44,579	302,246
Orthofix International NV (a)	11,875	388,313
Paragon 28, Inc. (b)	1,084	18,146
PROCEPT BioRobotics Corp. (b)	894	31,281
RxSight, Inc.	2,059	25,490
Seaspine Holdings Corp. (a)	10,610	129,018
Sientra, Inc. (a)(b)	6,553	14,548
Sight Sciences, Inc. (b)	2,661	30,761
Talis Biomedical Corp. (a)	8,519	12,012
Utah Medical Products, Inc.	1,900	170,734
Varex Imaging Corp. (a)(b)	20,966	446,366
		10,761,520
Health Care Providers & Services - 1.9%
AdaptHealth Corp. (a)	45,993	737,268
Addus HomeCare Corp. (a)	5,649	526,995
AirSculpt Technologies, Inc. (a)	1,528	20,903
Brookdale Senior Living, Inc. (a)	117,604	829,108
Castle Biosciences, Inc. (a)	1,233	55,312
Community Health Systems, Inc. (a)	10,326	122,570
Covetrus, Inc. (a)	66,030	1,108,644
Cross Country Healthcare, Inc. (a)	20,067	434,852
Fulgent Genetics, Inc. (a)(b)	11,719	731,383
Invitae Corp. (a)(b)	95,448	760,721
LifeStance Health Group, Inc. (b)	16,985	171,718
MEDNAX, Inc. (a)	22,436	526,797
Modivcare, Inc. (a)	5,331	615,144
National Healthcare Corp.	7,909	555,449
Option Care Health, Inc. (a)	101,450	2,897,412
Owens & Minor, Inc.	8,072	355,329
Patterson Companies, Inc.	40,504	1,311,114
SOC Telemed, Inc. Class A (a)	8,325	24,892
Tenet Healthcare Corp. (a)	59,550	5,118,918
Tivity Health, Inc. (a)	11,289	363,167
Viemed Healthcare, Inc. (a)	19,026	94,749
		17,362,445
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	77,378	1,742,553
American Well Corp. (a)	116,923	492,246
Computer Programs & Systems, Inc. (a)	8,904	306,743
Convey Health Solutions Holdin	3,464	22,655
Evolent Health, Inc. (a)	40,782	1,317,259
Forian, Inc. (a)(b)	1,271	8,846
HealthStream, Inc. (a)	15,948	317,684
MultiPlan Corp. Class A (a)(b)	175,709	822,318
NantHealth, Inc. (a)(b)	9,098	6,856
Nextgen Healthcare, Inc. (a)	35,854	749,707
		5,786,867
Life Sciences Tools & Services - 0.2%
Absci Corp. (b)	14,672	123,685
Alpha Teknova, Inc.	1,854	25,604
Codex DNA, Inc. (b)	2,481	13,323
Cytek Biosciences, Inc. (b)	11,386	122,741
Fluidigm Corp. (a)(b)	43,710	156,919
Harvard Bioscience, Inc. (a)	3,939	24,461
IsoPlexis Corp.	1,992	6,833
MaxCyte, Inc. (b)	26,454	184,913
Nanostring Technologies, Inc. (a)	2,419	84,060
Pacific Biosciences of California, Inc. (a)(b)	67,216	611,666
Personalis, Inc. (a)	21,325	174,652
Rapid Micro Biosystems, Inc. (b)	4,216	28,627
Seer, Inc. (a)	16,675	254,127
Singular Genomics Systems, Inc. (a)(b)	12,908	81,449
		1,893,060
Pharmaceuticals - 0.8%
Amphastar Pharmaceuticals, Inc. (a)	16,343	586,714
Amylyx Pharmaceuticals, Inc. (b)	2,580	33,153
ANI Pharmaceuticals, Inc. (a)(b)	6,863	192,919
Atea Pharmaceuticals, Inc. (a)	37,729	272,403
Athira Pharma, Inc. (a)(b)	20,610	278,235
Cara Therapeutics, Inc. (a)	28,220	342,873
CinCor Pharma, Inc. (b)	3,128	54,865
Citius Pharmaceuticals, Inc. (a)(b)	77,036	137,894
CorMedix, Inc. (a)(b)	21,353	117,014
CymaBay Therapeutics, Inc. (a)	51,138	159,039
DICE Therapeutics, Inc. (b)	3,933	75,238
Endo International PLC (a)	147,086	339,769
Eyepoint Pharmaceuticals, Inc. (a)(b)	15,649	190,135
Fulcrum Therapeutics, Inc. (a)(b)	17,586	415,909
Ikena Oncology, Inc. (a)(b)	16,294	99,393
Innoviva, Inc. (a)(b)	24,230	468,851
Kala Pharmaceuticals, Inc. (a)(b)	12,641	17,445
KemPharm, Inc. (a)(b)	10,270	51,658
NGM Biopharmaceuticals, Inc. (a)	18,314	279,289
Nuvation Bio, Inc. (a)(b)	16,006	84,192
Pliant Therapeutics, Inc. (a)(b)	2,108	14,777
Prestige Brands Holdings, Inc. (a)	31,727	1,679,627
Provention Bio, Inc. (a)(b)	35,648	260,943
Rain Therapeutics, Inc. (a)	3,454	17,512
Reata Pharmaceuticals, Inc. (a)(b)	2,161	70,794
Supernus Pharmaceuticals, Inc. (a)	31,311	1,011,972
Tarsus Pharmaceuticals, Inc. (a)	894	15,037
Terns Pharmaceuticals, Inc. (a)	2,316	6,879
Theravance Biopharma, Inc. (a)(b)	3,241	30,984
Theseus Pharmaceuticals, Inc. (b)	3,049	35,155
Ventyx Biosciences, Inc. (b)	3,076	41,741
Zogenix, Inc. rights (a)(c)	35,444	24,102
		7,406,511
TOTAL HEALTH CARE		80,554,503
INDUSTRIALS - 15.3%
Aerospace & Defense - 1.1%
AAR Corp. (a)	21,716	1,051,706
Aerojet Rocketdyne Holdings, Inc.	9,547	375,674
AerSale Corp. (a)	10,186	160,124
Astronics Corp. (a)	15,399	199,109
Cadre Holding, Inc.	2,517	61,818
Ducommun, Inc. (a)	6,918	362,434
Kaman Corp.	17,302	752,291
Kratos Defense & Security Solutions, Inc. (a)	60,966	1,248,584
Maxar Technologies, Inc.	46,326	1,828,024
Moog, Inc. Class A	18,383	1,614,027
National Presto Industries, Inc.	3,260	250,857
Park Aerospace Corp.	12,002	156,626
Parsons Corp. (a)	16,563	640,988
Triumph Group, Inc. (a)	40,774	1,030,767
Vectrus, Inc. (a)	7,385	264,826
		9,997,855
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	37,680	1,260,396
Atlas Air Worldwide Holdings, Inc. (a)	18,314	1,581,780
Hub Group, Inc. Class A (a)	21,134	1,631,756
Radiant Logistics, Inc. (a)	24,751	157,664
		4,631,596
Airlines - 0.3%
Hawaiian Holdings, Inc. (a)	31,759	625,652
Mesa Air Group, Inc. (a)	20,980	92,312
SkyWest, Inc. (a)	31,429	906,727
Spirit Airlines, Inc. (a)	62,752	1,372,386
		2,997,077
Building Products - 0.9%
American Woodmark Corp. (a)	10,535	515,688
Apogee Enterprises, Inc.	15,466	734,016
Caesarstone Sdot-Yam Ltd.	13,827	145,460
Gibraltar Industries, Inc. (a)	15,023	645,238
Griffon Corp.	33,032	661,631
Insteel Industries, Inc.	10,901	403,228
Jeld-Wen Holding, Inc. (a)	35,385	717,608
PGT Innovations, Inc. (a)	19,543	351,383
Quanex Building Products Corp.	21,104	442,973
Resideo Technologies, Inc. (a)	81,515	1,942,502
UFP Industries, Inc.	3,914	302,004
View, Inc. Class A (a)(b)	61,994	114,069
Zurn Water Solutions Corp.	36,323	1,285,834
		8,261,634
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	42,960	1,977,878
ACCO Brands Corp.	58,901	471,208
Aris Water Solution, Inc. Class A	6,769	123,196
Brady Corp. Class A	30,092	1,392,357
BrightView Holdings, Inc. (a)	30,351	413,077
Casella Waste Systems, Inc. Class A (a)	2,495	218,687
CECO Environmental Corp. (a)(b)	20,037	110,003
CompX International, Inc. Class A	1,044	24,555
CoreCivic, Inc. (a)	76,160	850,707
Deluxe Corp.	27,124	820,230
Ennis, Inc.	15,891	293,507
Harsco Corp. (a)	28,510	348,962
Healthcare Services Group, Inc. (b)	22,717	421,855
Heritage-Crystal Clean, Inc. (a)	6,258	185,299
HNI Corp.	25,019	926,954
Interface, Inc.	28,853	391,535
KAR Auction Services, Inc. (a)	76,770	1,385,699
Kimball International, Inc. Class B (b)	22,248	187,996
Matthews International Corp. Class A	19,505	631,182
Millerknoll, Inc.	47,506	1,641,807
NL Industries, Inc.	5,250	37,748
Steelcase, Inc. Class A	54,484	651,084
Team, Inc. (a)	16,646	36,788
The GEO Group, Inc. (a)	74,586	493,013
U.S. Ecology, Inc. (a)	17,853	854,802
UniFirst Corp.	9,607	1,770,378
VSE Corp.	6,687	308,204
		16,968,711
Construction & Engineering - 1.8%
API Group Corp. (a)	128,703	2,706,624
Arcosa, Inc.	30,714	1,758,377
Argan, Inc.	9,148	371,317
Concrete Pumping Holdings, Inc. (a)	17,185	115,140
Dycom Industries, Inc. (a)	3,447	328,361
EMCOR Group, Inc.	30,675	3,454,925
Fluor Corp. (a)(b)	90,335	2,591,711
Granite Construction, Inc.	29,206	957,957
Great Lakes Dredge & Dock Corp. (a)	41,225	578,387
Infrastructure and Energy Alternatives, Inc. (a)(b)	10,402	123,264
INNOVATE Corp. (a)(b)	29,090	107,342
Matrix Service Co. (a)	16,185	133,041
MYR Group, Inc. (a)	2,713	255,131
Northwest Pipe Co. (a)	6,069	154,456
NV5 Global, Inc. (a)(b)	6,423	856,186
Primoris Services Corp.	34,166	813,834
Sterling Construction Co., Inc. (a)	14,340	384,312
Tutor Perini Corp. (a)	25,229	272,473
		15,962,838
Electrical Equipment - 0.7%
Advent Technologies Holdings, Inc. Class A (a)(b)	4,986	11,568
Allied Motion Technologies, Inc.	533	15,905
American Superconductor Corp. (a)(b)	17,945	136,561
Array Technologies, Inc. (a)	63,021	710,247
AZZ, Inc.	15,617	753,364
Babcock & Wilcox Enterprises, Inc. (a)	24,710	201,634
Beam Global (a)(b)	1,184	24,213
Encore Wire Corp.	12,604	1,437,738
EnerSys	23,436	1,747,623
FuelCell Energy, Inc. (a)(b)	53,878	310,337
GrafTech International Ltd.	14,555	140,019
Powell Industries, Inc.	5,633	109,393
Preformed Line Products Co.	1,812	114,917
Romeo Power, Inc. (a)(b)	13,605	20,271
Thermon Group Holdings, Inc. (a)	20,614	333,947
		6,067,737
Machinery - 3.2%
AgEagle Aerial Systems, Inc. (a)(b)	17,705	21,069
Alamo Group, Inc.	722	103,816
Albany International Corp. Class A	15,656	1,320,114
Altra Industrial Motion Corp.	41,397	1,611,585
Astec Industries, Inc.	14,563	626,209
Barnes Group, Inc.	29,735	1,195,050
Blue Bird Corp. (a)	5,501	103,529
Chart Industries, Inc. (a)(b)	9,303	1,597,976
Columbus McKinnon Corp. (NY Shares)	17,802	754,805
Commercial Vehicle Group, Inc. (a)	12,596	106,436
Desktop Metal, Inc. (a)(b)	42,273	200,374
EnPro Industries, Inc.	13,037	1,274,106
ESCO Technologies, Inc.	14,870	1,039,710
Gorman-Rupp Co.	11,719	420,478
Hillenbrand, Inc.	21,043	929,469
Hyliion Holdings Corp. Class A (a)(b)	63,058	279,347
Hyster-Yale Materials Handling Class A	6,185	205,404
Ideanomics, Inc. (a)(b)	304,570	341,118
Kennametal, Inc.	52,930	1,514,327
Lindsay Corp.	684	107,395
Luxfer Holdings PLC sponsored	9,867	165,766
Manitowoc Co., Inc. (a)	21,868	329,769
Mayville Engineering Co., Inc. (a)	5,375	50,364
Meritor, Inc. (a)	6,345	225,692
Miller Industries, Inc.	6,368	179,323
Mueller Industries, Inc.	21,944	1,188,706
Mueller Water Products, Inc. Class A	92,168	1,190,811
NN, Inc. (a)	25,778	74,241
Park-Ohio Holdings Corp.	5,047	71,011
Proto Labs, Inc. (a)	15,014	794,241
RBC Bearings, Inc. (a)	15,276	2,961,711
REV Group, Inc.	19,319	258,875
SPX Corp. (a)	4,802	237,267
SPX Flow, Inc.	24,323	2,097,129
Standex International Corp.	7,532	752,597
The Greenbrier Companies, Inc. (b)	20,258	1,043,490
Titan International, Inc. (a)	27,600	406,548
Trinity Industries, Inc.	48,772	1,675,806
Wabash National Corp.	28,742	426,531
Watts Water Technologies, Inc. Class A	7,790	1,087,406
		28,969,601
Marine - 0.5%
Costamare, Inc.	33,540	571,857
Eagle Bulk Shipping, Inc.	5,600	381,416
Genco Shipping & Trading Ltd.	20,412	482,131
Matson, Inc.	26,442	3,189,434
Safe Bulkers, Inc.	39,239	186,778
		4,811,616
Professional Services - 1.2%
Acacia Research Corp. (a)	30,041	135,485
ASGN, Inc. (a)	3,521	410,936
Atlas Technical Consultants, Inc. (a)	7,434	89,505
Barrett Business Services, Inc.	4,727	366,201
CBIZ, Inc. (a)	30,978	1,300,147
CRA International, Inc.	792	66,734
First Advantage Corp.	3,064	61,862
Heidrick & Struggles International, Inc.	7,005	277,258
Hirequest, Inc.	357	6,826
HireRight Holdings Corp.	7,919	135,415
Huron Consulting Group, Inc. (a)	12,484	571,892
ICF International, Inc.	11,650	1,096,731
KBR, Inc.	11,248	615,603
Kelly Services, Inc. Class A (non-vtg.)	22,042	478,091
Korn Ferry	34,392	2,233,416
ManTech International Corp. Class A	17,406	1,500,223
MISTRAS Group, Inc. (a)	12,810	84,674
Resources Connection, Inc.	19,932	341,634
Sterling Check Corp. (b)	5,935	156,862
TrueBlue, Inc. (a)	22,248	642,745
Willdan Group, Inc. (a)	1,378	42,291
		10,614,531
Road & Rail - 1.2%
ArcBest Corp.	16,186	1,302,973
Avis Budget Group, Inc. (a)(b)	26,301	6,925,053
Covenant Transport Group, Inc. Class A	7,888	169,829
Heartland Express, Inc.	29,439	414,207
Marten Transport Ltd.	37,534	666,604
P.A.M. Transportation Services, Inc.	3,726	129,479
U.S. Xpress Enterprises, Inc. (a)(b)	17,768	68,940
Universal Logistics Holdings, Inc.	964	19,425
Werner Enterprises, Inc.	33,940	1,391,540
Yellow Corp. (a)	30,983	217,191
		11,305,241
Trading Companies & Distributors - 2.0%
Alta Equipment Group, Inc. (a)	9,567	118,248
Beacon Roofing Supply, Inc. (a)	9,053	536,662
Boise Cascade Co.	19,717	1,369,740
Custom Truck One Source, Inc. Class A (a)	25,156	211,059
DXP Enterprises, Inc. (a)	10,799	292,545
GATX Corp.	22,350	2,756,426
Global Industrial Co.	1,859	59,916
GMS, Inc. (a)	27,401	1,363,748
McGrath RentCorp.	4,710	400,256
MRC Global, Inc. (a)	51,173	609,470
NOW, Inc. (a)	70,332	775,762
Rush Enterprises, Inc.:
Class A	28,892	1,470,892
Class B	1,736	83,936
Textainer Group Holdings Ltd.	25,939	987,498
Titan Machinery, Inc. (a)	12,533	354,183
Triton International Ltd.	42,460	2,979,843
Veritiv Corp. (a)	9,151	1,222,482
WESCO International, Inc. (a)	23,443	3,050,872
Willis Lease Finance Corp. (a)	1,575	50,699
		18,694,237
TOTAL INDUSTRIALS		139,282,674
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.6%
ADTRAN, Inc.	29,101	536,913
Aviat Networks, Inc. (a)	6,926	213,113
Calix, Inc. (a)	6,149	263,854
Comtech Telecommunications Corp.	16,458	258,226
Digi International, Inc. (a)	22,109	475,786
DZS, Inc. (a)	6,428	89,156
EMCORE Corp. (a)	21,387	79,132
Harmonic, Inc. (a)	46,843	435,171
Inseego Corp. (a)(b)	42,151	170,712
KVH Industries, Inc. (a)	8,848	80,517
NETGEAR, Inc. (a)	18,072	446,017
NetScout Systems, Inc. (a)	44,630	1,431,730
Plantronics, Inc. (a)	15,777	621,614
Ribbon Communications, Inc. (a)	44,301	136,890
Viavi Solutions, Inc. (a)	16,162	259,885
		5,498,716
Electronic Equipment & Components - 1.7%
Aeva Technologies, Inc. (a)	67,115	290,608
Belden, Inc.	28,190	1,561,726
Benchmark Electronics, Inc.	22,080	552,883
CTS Corp.	15,544	549,325
Daktronics, Inc. (a)	22,623	86,872
ePlus, Inc. (a)	17,099	958,570
Fabrinet (a)	3,314	348,401
FARO Technologies, Inc. (a)	5,866	304,563
Identiv, Inc. (a)	1,360	21,991
II-VI, Inc. (a)(b)	5,027	364,407
Insight Enterprises, Inc. (a)	14,231	1,527,271
Itron, Inc. (a)	5,099	268,615
Kimball Electronics, Inc. (a)	14,207	283,998
Knowles Corp. (a)	55,740	1,200,082
Methode Electronics, Inc. Class A	23,672	1,023,814
OSI Systems, Inc. (a)	9,476	806,597
PC Connection, Inc.	6,936	363,377
Plexus Corp. (a)	2,002	163,784
Rogers Corp. (a)	1,423	386,629
Sanmina Corp. (a)	40,044	1,618,578
ScanSource, Inc. (a)	15,979	555,909
TTM Technologies, Inc. (a)	65,662	973,111
Vishay Intertechnology, Inc.	73,026	1,431,310
Vishay Precision Group, Inc. (a)	7,661	246,301
		15,888,722
IT Services - 0.6%
Cass Information Systems, Inc.	7,063	260,695
Conduent, Inc. (a)	106,194	547,961
CSG Systems International, Inc.	10,740	682,742
Digitalocean Holdings, Inc. (a)	1,845	106,733
Flywire Corp. (a)	5,802	177,425
Hackett Group, Inc.	967	22,299
Limelight Networks, Inc. (a)(b)	78,389	409,191
Liveramp Holdings, Inc. (a)	42,270	1,580,475
MoneyGram International, Inc. (a)	57,017	602,100
Rackspace Technology, Inc. (a)(b)	9,655	107,750
Remitly Global, Inc.	1,553	15,328
Repay Holdings Corp. (a)	31,210	460,972
StarTek, Inc. (a)	10,990	48,686
Unisys Corp. (a)	8,708	188,180
		5,210,537
Semiconductors & Semiconductor Equipment - 1.0%
Alpha & Omega Semiconductor Ltd. (a)	2,527	138,101
Amkor Technology, Inc.	51,859	1,126,377
AXT, Inc. (a)	25,712	180,498
Cohu, Inc. (a)	4,091	121,094
Credo Technology Group Holding Ltd.	3,761	57,280
Diodes, Inc. (a)	6,306	548,559
FormFactor, Inc. (a)	6,536	274,708
Ichor Holdings Ltd. (a)	6,174	219,918
NeoPhotonics Corp. (a)	32,987	501,732
NVE Corp.	35	1,906
Onto Innovation, Inc. (a)	21,241	1,845,630
PDF Solutions, Inc. (a)	19,053	531,007
Photronics, Inc. (a)	37,967	644,300
Rambus, Inc. (a)	69,029	2,201,335
SkyWater Technology, Inc. (a)(b)	461	4,993
SunPower Corp. (a)(b)	10,388	223,134
Veeco Instruments, Inc. (a)(b)	31,792	864,424
		9,484,996
Software - 1.3%
A10 Networks, Inc.	6,495	90,605
Agilysys, Inc. (a)	1,752	69,870
Alkami Technology, Inc. (a)	1,642	23,497
American Software, Inc. Class A	4,396	91,613
Arteris, Inc. (b)	1,133	14,729
Asana, Inc. (a)(b)	3,779	151,047
AvidXchange Holdings, Inc.	2,686	21,622
Benefitfocus, Inc. (a)(b)	3,919	49,458
Bottomline Technologies, Inc. (a)	23,226	1,316,450
ChannelAdvisor Corp. (a)	6,297	104,341
Cleanspark, Inc. (a)(b)	26,064	322,412
Couchbase, Inc. (b)	4,287	74,680
CS Disco, Inc. (b)	5,545	188,364
E2open Parent Holdings, Inc. (a)(b)	127,576	1,123,945
Ebix, Inc.	16,970	562,556
eGain Communications Corp. (a)	6,983	80,863
Enfusion, Inc. Class A (b)	3,438	43,731
EngageSmart, Inc.	2,734	58,262
Envestnet, Inc. (a)	2,268	168,830
EverCommerce, Inc.	4,794	63,281
GTY Technology Holdings, Inc. (a)	20,015	64,648
Instructure Holdings, Inc. (b)	6,355	127,481
Intapp, Inc.	2,255	54,143
InterDigital, Inc.	11,724	747,991
Kaltura, Inc.	17,070	30,555
Marathon Digital Holdings, Inc. (a)(b)	57,298	1,601,479
MeridianLink, Inc. (b)	3,820	69,142
Model N, Inc. (a)	2,037	54,795
ON24, Inc. (a)(b)	6,200	81,530
Ping Identity Holding Corp. (a)(b)	38,532	1,056,933
Rekor Systems, Inc. (a)(b)	7,933	36,174
SecureWorks Corp. (a)	6,019	79,752
Smith Micro Software, Inc. (a)(b)	29,816	112,406
Stronghold Digital Mining, Inc. Class A	1,290	7,547
UserTesting, Inc. (a)(b)	1,439	15,383
Verint Systems, Inc. (a)	40,999	2,119,648
VirnetX Holding Corp. (a)(b)	37,957	61,870
Weave Communications, Inc. (b)	1,017	6,061
Xperi Holding Corp.	67,585	1,170,572
		12,118,266
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)(b)	7,007	116,877
Eastman Kodak Co. (a)(b)	930	6,092
Quantum Corp. (a)	37,961	86,171
Quantum Corp. rights (a)	37,961	321
Super Micro Computer, Inc. (a)	28,484	1,084,386
Turtle Beach Corp. (a)(b)	1,857	39,536
		1,333,383
TOTAL INFORMATION TECHNOLOGY		49,534,620
MATERIALS - 4.5%
Chemicals - 1.8%
AdvanSix, Inc.	17,442	891,112
American Vanguard Corp.	14,173	287,995
Amyris, Inc. (a)(b)	100,109	436,475
Avient Corp.	52,229	2,506,992
Chase Corp.	3,450	299,840
Ecovyst, Inc.	37,065	428,471
Ferro Corp. (a)	8,153	177,246
FutureFuel Corp.	16,006	155,738
GCP Applied Technologies, Inc. (a)	42,518	1,335,916
H.B. Fuller Co.	27,579	1,822,145
Hawkins, Inc.	4,017	184,380
Innospec, Inc.	10,775	997,226
Intrepid Potash, Inc. (a)	6,350	521,589
Koppers Holdings, Inc.	13,125	361,200
Kronos Worldwide, Inc.	12,102	187,823
Minerals Technologies, Inc.	21,075	1,394,111
Rayonier Advanced Materials, Inc. (a)	38,167	250,757
Sensient Technologies Corp.	12,981	1,089,755
Stepan Co.	12,343	1,219,612
Tredegar Corp.	2,663	31,929
Tronox Holdings PLC	73,256	1,449,736
Valhi, Inc.	1,462	42,851
Zymergen, Inc. (a)	41,124	118,848
		16,191,747
Construction Materials - 0.3%
Summit Materials, Inc. (a)	75,622	2,348,819
United States Lime & Minerals, Inc.	1,241	144,006
		2,492,825
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	14,718	957,553
Class B	2,438	155,447
Myers Industries, Inc.	12,246	264,514
Pactiv Evergreen, Inc.	26,886	270,473
Ranpak Holdings Corp. (A Shares) (a)	20,114	410,929
TriMas Corp.	27,574	884,850
UFP Technologies, Inc. (a)	4,124	272,885
		3,216,651
Metals & Mining - 1.9%
Allegheny Technologies, Inc. (a)	31,569	847,312
Arconic Corp. (a)	67,977	1,741,571
Carpenter Technology Corp.	30,109	1,263,976
Century Aluminum Co. (a)	30,953	814,373
Coeur d'Alene Mines Corp. (a)	51,526	229,291
Commercial Metals Co.	76,459	3,182,224
Constellium NV (a)	78,950	1,421,100
Gatos Silver, Inc. (a)	4,852	20,961
Haynes International, Inc.	7,782	331,513
Hecla Mining Co.	238,553	1,567,293
Kaiser Aluminum Corp.	8,827	831,150
Materion Corp.	7,908	678,032
Olympic Steel, Inc.	6,011	231,183
PolyMet Mining Corp. (a)	11,295	47,326
Ryerson Holding Corp.	3,824	133,916
Schnitzer Steel Industries, Inc. Class A	15,377	798,681
SunCoke Energy, Inc.	52,370	466,617
TimkenSteel Corp. (a)(b)	29,415	643,600
Warrior Metropolitan Coal, Inc.	29,366	1,089,772
Worthington Industries, Inc.	20,948	1,076,937
		17,416,828
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	10,444	292,745
Glatfelter Corp.	28,478	352,558
Neenah, Inc.	10,710	424,759
Schweitzer-Mauduit International, Inc.	20,372	560,230
		1,630,292
TOTAL MATERIALS		40,948,343
REAL ESTATE - 11.8%
Equity Real Estate Investment Trusts (REITs) - 11.2%
Acadia Realty Trust (SBI)	55,889	1,211,115
Agree Realty Corp.	45,588	3,025,220
Alexander & Baldwin, Inc.	46,550	1,079,495
American Assets Trust, Inc.	32,443	1,229,265
Apartment Investment & Management Co. Class A (a)	97,234	711,753
Apple Hospitality (REIT), Inc.	137,225	2,465,933
Armada Hoffler Properties, Inc.	43,796	639,422
Ashford Hospitality Trust, Inc. (a)(b)	10,967	111,863
Braemar Hotels & Resorts, Inc.	37,615	232,461
Brandywine Realty Trust (SBI)	108,827	1,538,814
Broadstone Net Lease, Inc.	101,181	2,203,722
BRT Apartments Corp.	7,154	171,481
CareTrust (REIT), Inc.	62,803	1,212,098
CatchMark Timber Trust, Inc.	10,247	84,025
Centerspace	9,251	907,708
Chatham Lodging Trust (a)	30,489	420,443
City Office REIT, Inc.	27,857	491,955
Clipper Realty, Inc.	1,146	10,394
Community Healthcare Trust, Inc.	6,250	263,813
Corporate Office Properties Trust (SBI)	72,550	2,070,577
CTO Realty Growth, Inc.	3,781	250,756
DiamondRock Hospitality Co. (a)	135,045	1,363,955
Digitalbridge Group, Inc. (a)	310,405	2,234,916
Diversified Healthcare Trust (SBI)	150,597	481,910
Easterly Government Properties, Inc.	56,646	1,197,496
Empire State Realty Trust, Inc.	91,974	903,185
Equity Commonwealth (a)	68,824	1,941,525
Essential Properties Realty Trust, Inc.	78,964	1,997,789
Farmland Partners, Inc.	18,245	250,869
Four Corners Property Trust, Inc.	50,305	1,360,247
Franklin Street Properties Corp.	64,982	383,394
Getty Realty Corp.	26,907	770,078
Gladstone Commercial Corp.	18,062	397,725
Gladstone Land Corp.	8,353	304,216
Global Medical REIT, Inc.	40,141	655,101
Global Net Lease, Inc.	67,355	1,059,494
Healthcare Realty Trust, Inc.	94,240	2,589,715
Hersha Hospitality Trust (a)	20,673	187,711
Independence Realty Trust, Inc.	141,174	3,732,641
Indus Realty Trust, Inc.	841	61,469
Industrial Logistics Properties Trust	42,274	958,352
iStar Financial, Inc.	43,171	1,010,633
Kite Realty Group Trust	138,512	3,153,918
LTC Properties, Inc.	25,351	975,253
LXP Industrial Trust (REIT)	178,310	2,799,467
National Health Investors, Inc.	27,990	1,651,690
Necessity Retail (REIT), Inc./The	75,896	600,337
NETSTREIT Corp.	27,031	606,576
NexPoint Residential Trust, Inc.	11,544	1,042,539
Office Properties Income Trust	31,565	812,167
One Liberty Properties, Inc.	10,776	331,793
Outfront Media, Inc.	74,841	2,127,730
Paramount Group, Inc.	119,327	1,301,858
Pebblebrook Hotel Trust	82,929	2,030,102
Phillips Edison & Co., Inc.	64,148	2,206,050
Physicians Realty Trust	141,654	2,484,611
Piedmont Office Realty Trust, Inc. Class A	79,923	1,376,274
Plymouth Industrial REIT, Inc.	20,612	558,585
Postal Realty Trust, Inc.	11,969	201,319
Potlatch Corp.	42,392	2,235,330
Preferred Apartment Communities, Inc. Class A	33,208	828,208
PS Business Parks, Inc.	2,181	366,582
Retail Opportunity Investments Corp.	77,282	1,498,498
Retail Value, Inc.	10,425	31,901
RLJ Lodging Trust	106,620	1,501,210
RPT Realty	54,731	753,646
Ryman Hospitality Properties, Inc. (a)	2,865	265,786
Sabra Health Care REIT, Inc.	146,278	2,178,079
Safehold, Inc.	4,742	262,944
Saul Centers, Inc.	847	44,637
Seritage Growth Properties (a)	23,997	303,802
Service Properties Trust	105,550	932,007
SITE Centers Corp.	111,674	1,866,073
Stag Industrial, Inc.	115,459	4,774,230
Summit Hotel Properties, Inc. (a)	66,391	661,254
Sunstone Hotel Investors, Inc. (a)	138,871	1,635,900
Tanger Factory Outlet Centers, Inc.	47,749	820,805
Terreno Realty Corp.	47,839	3,542,478
The Macerich Co.	136,515	2,135,095
UMH Properties, Inc.	4,875	119,876
Uniti Group, Inc.	125,974	1,733,402
Universal Health Realty Income Trust (SBI)	922	53,817
Urban Edge Properties	74,502	1,422,988
Urstadt Biddle Properties, Inc. Class A	19,722	370,971
Veris Residential, Inc. (a)	56,240	978,014
Washington REIT (SBI)	54,054	1,378,377
Whitestone REIT Class B	29,657	392,955
Xenia Hotels & Resorts, Inc. (a)	73,464	1,417,121
		102,940,989
Real Estate Management & Development - 0.6%
Douglas Elliman, Inc.	39,780	290,394
Forestar Group, Inc. (a)	8,797	156,235
FRP Holdings, Inc. (a)	4,456	257,557
Kennedy-Wilson Holdings, Inc.	75,101	1,831,713
Marcus & Millichap, Inc.	13,651	719,135
RE/MAX Holdings, Inc.	11,879	329,405
Realogy Holdings Corp. (a)	73,413	1,151,116
Tejon Ranch Co. (a)	13,154	240,192
The RMR Group, Inc.	8,868	275,795
		5,251,542
TOTAL REAL ESTATE		108,192,531
UTILITIES - 5.4%
Electric Utilities - 1.3%
Allete, Inc.	33,395	2,236,797
MGE Energy, Inc.	23,218	1,852,564
Otter Tail Corp.	26,333	1,645,813
PNM Resources, Inc.	54,359	2,591,294
Portland General Electric Co.	57,348	3,162,742
Via Renewables, Inc. Class A, (b)	698	5,752
		11,494,962
Gas Utilities - 2.1%
Brookfield Infrastructure Corp. A Shares	40,433	3,050,266
Chesapeake Utilities Corp.	11,003	1,515,773
New Jersey Resources Corp.	61,423	2,816,859
Northwest Natural Holding Co.	19,488	1,007,919
ONE Gas, Inc.	33,484	2,954,628
South Jersey Industries, Inc.	65,894	2,276,638
Southwest Gas Corp.	41,942	3,283,639
Spire, Inc.	32,223	2,312,322
		19,218,044
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc.:
Class A	20,271	675,430
Class C	35,745	1,305,050
Ormat Technologies, Inc. (b)	28,906	2,365,378
Sunnova Energy International, Inc. (a)	47,132	1,086,864
		5,432,722
Multi-Utilities - 0.8%
Avista Corp.	44,854	2,025,158
Black Hills Corp.	40,704	3,135,022
NorthWestern Energy Corp. (b)	34,423	2,082,247
Unitil Corp.	9,848	491,218
		7,733,645
Water Utilities - 0.6%
American States Water Co.	11,220	998,804
Artesian Resources Corp. Class A	5,179	251,440
Cadiz, Inc. (a)(b)	14,363	29,731
California Water Service Group	33,436	1,982,086
Middlesex Water Co.	6,991	735,243
Pure Cycle Corp. (a)	2,319	27,874
SJW Corp. (b)	17,523	1,219,250
York Water Co.	3,208	144,264
		5,388,692
TOTAL UTILITIES		49,268,065
TOTAL COMMON STOCKS (Cost $811,779,650)		910,630,070

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (e) (Cost $98,988)	100,000	98,872

Money Market Funds - 9.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (f)	2,974,492	2,975,087
Fidelity Securities Lending Cash Central Fund 0.31% (f)(g)	84,476,426	84,484,873
TOTAL MONEY MARKET FUNDS (Cost $87,459,960)		87,459,960

TOTAL INVESTMENT IN SECURITIES - 109.3% (Cost $899,338,598)	998,188,902
NET OTHER ASSETS (LIABILITIES) - (9.3)% (h)	(84,858,954)
NET ASSETS - 100.0%	913,329,948

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	23	Jun 2022	2,376,360	114,103	114,103

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,872.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $26,079 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	23,396,312	232,648,486	253,069,711	1,976	-	-	2,975,087	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	35,797,850	244,617,290	195,930,267	206,954	-	-	84,484,873	0.2%
Total	59,194,162	477,265,776	448,999,978	208,930	-	-	87,459,960

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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